Allowance for Loan Losses - Information Regarding Types of Concessions Granted on Loans (Detail) - Contract	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable Modifications [Line Items]
Number of Contracts	8	8	0
Commercial and Industrial [Member]
Financing Receivable Modifications [Line Items]
Number of Contracts	2	1
Commercial and Industrial [Member] | Rate Reduction and Principal Repayment Terms [Member]
Financing Receivable Modifications [Line Items]
Number of Contracts	2
Commercial and Industrial [Member] | Modified Principal Repayment Terms [Member]
Financing Receivable Modifications [Line Items]
Number of Contracts		1
CRE Owner Occupied [Member]
Financing Receivable Modifications [Line Items]
Number of Contracts	1	2
CRE Owner Occupied [Member] | Principal Repayment Terms [Member]
Financing Receivable Modifications [Line Items]
Number of Contracts	1
CRE Owner Occupied [Member] | Modified Principal Repayment Terms [Member]
Financing Receivable Modifications [Line Items]
Number of Contracts		2
Residential Real Estate Loans [Member]
Financing Receivable Modifications [Line Items]
Number of Contracts	5	5
Residential Real Estate Loans [Member] | Rate Reduction and Principal Repayment Terms [Member]
Financing Receivable Modifications [Line Items]
Number of Contracts	2
Residential Real Estate Loans [Member] | Principal Repayment Terms [Member]
Financing Receivable Modifications [Line Items]
Number of Contracts	2
Residential Real Estate Loans [Member] | Forgiveness of Debt [Member]
Financing Receivable Modifications [Line Items]
Number of Contracts	1
Residential Real Estate Loans [Member] | Rate Reduction Modified Principal Repayment Terms and Debt Forgiveness [Member]
Financing Receivable Modifications [Line Items]
Number of Contracts		5